Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
	As at December 31, 2024		As at December 31, 2023
USD'000	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level	Note ref.
Nonrecurring fair value measurements
Accounts receivable, net of allowance for credit losses	4,285	4,285	5,471	5,471	3	8
Notes receivable, current	13	13	63	63	3	9
Notes receivable, noncurrent	32	32	-	-	3	13
Equity securities, at cost	455	455	486	486	3	18
Accounts payable	13,496	13,496	12,863	12,863	3	19
Notes payable	5,900	5,900	4,085	4,085	3	20
Indebtedness to related parties, current	78	78	79	79	3	20
Convertible note payable, current	9	9	190	190	3	22
Bonds, mortgages and other long-term debt	102	102	1,820	1,820	3	22
Convertible note payable, noncurrent	-	-	1,519	1,846	3	22
Indebtedness to related parties, noncurrent	1,387	1,387	-	-	3	37